Redeemable Common Stock	12 Months Ended
Dec. 31, 2020
Temporary Equity Disclosure [Abstract]
Redeemable Common Stock
19. Redeemable Common Stock
The activity of redeemable common stock classified as temporary equity, consists of issuances of new common stock, purchases of common stock and collection on outstanding stock subscription notes receivable. Also included in the activity are compensatory transactions wherein the majority shareholder sold shares to other shareholders at below fair value, thereby causing those shares to be subject to ASC Topic 718.
On December 22, 2020, the Company’s shareholders approved a Fourth Amendment to the Shareholders
Buy-Sell
Agreement that eliminated repurchase features outside the control of the Company (see Note 3). In the absence of such repurchase features, the company no longer considers the common shares redeemable. The Company accounted for the modification as a redemption of the redeemable common stock for permanent equity.
The activity of redeemable common stock for the years ended December 31, 2019 and 2020 is as follows (in thousands, except number of shares):

	Redeemable Common Stock
	Shares	Amount
Balance as of December 31, 2018	4,942,017	23,343
Issuances of new common stock	15,783	97
Purchases of common stock	(268,745)	(1,860)
Controlling shareholder - net sales and purchases	(42,893)	(200)
Collection on stock subscription notes receivable	—	212
Measuring date adjustment to current fair value	—	15,026

Balance as of December 31, 2019	4,646,162	36,618
Issuances of new common stock	57,230	499
Purchases of common stock	(713,015)	(9,017)
Controlling shareholder - net sales and purchases	1,681	15
Measuring date adjustment to current fair value	—	18,635
Movement to permanent equity	(3,992,058)	(46,750)

Balance as of December 31, 2020	—	—